SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
The date of this supplement is November 28, 2017.

MFS® Variable Insurance Trust II:

MFS® BLENDED RESEARCH® CORE EQUITY PORTFOLIO	MFS® HIGH YIELD PORTFOLIO
MFS® CORE EQUITY PORTFOLIO	MFS® INTERNATIONAL GROWTH PORTFOLIO
MFS® CORPORATE BOND PORTFOLIO	MFS® INTERNATIONAL VALUE PORTFOLIO
MFS® EMERGING MARKETS EQUITY PORTFOLIO	MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
MFS® GLOBAL GOVERNMENTS PORTFOLIO	MFS® RESEARCH INTERNATIONAL PORTFOLIO
MFS® GLOBAL GROWTH PORTFOLIO	MFS® STRATEGIC INCOME PORTFOLIO
MFS® GLOBAL RESEARCH PORTFOLIO	MFS® TECHNOLOGY PORTFOLIO
MFS® GLOBAL TACTICAL ALLOCATION PORTFOLIO	MFS® U.S. GOVERNMENT MONEY MARKET PORTFOLIO
MFS® GOVERNMENT SECURITIES PORTFOLIO

Effective immediately, the sub-sections entitled "Compensation," "Ownership of Fund Shares," and "Other Accounts" under the main heading entitled "APPENDIX D – PORTFOLIO MANAGER(S)" are hereby restated, with respect to MFS Global Tactical Allocation Portfolio only, as follows:
Compensation
Portfolio manager compensation is reviewed annually. As of December 31, 2016, portfolio manager total cash compensation is a combination of base salary and performance bonus:
Base Salary – Base salary represents a smaller percentage of portfolio manager total cash compensation than performance bonus.
Performance Bonus – Generally, the performance bonus represents more than a majority of portfolio manager total cash compensation.
The performance bonus is based on a combination of quantitative and qualitative factors, generally with more weight given to the former and less weight given to the latter.
The quantitative portion is based on the pre-tax performance of assets managed by the portfolio manager over one-, three-, and five-year periods relative to peer group universes and/or indices ("benchmarks"). As of December 31, 2016, no benchmarks were used to measure the performance of Mr. Sage for the MFS Global Tactical Allocation Portfolio because he manages only a portion of the Fund's assets. However, appropriate benchmarks were used to measure the performance of other accounts managed by the portfolio manager. As of December 31, 2016, the following benchmarks were used to measure the following portfolio managers' performance for the following Fund:

Fund	Portfolio Manager	Benchmark(s)
MFS Global Tactical Allocation Portfolio	Nevin Chitkara	MFS Global Tactical Allocation Blended Index
	Pablo De La Mata	MFS Global Tactical Allocation Blended Index
	Pilar Gomez-Bravo	Bloomberg Barclays Global Aggregate Bond Index
	Steven Gorham	MFS Global Tactical Allocation Blended Index
	Richard Hawkins	Bloomberg Barclays Global Aggregate Bond Index
	Vipin Narula[1]	MFS Global Tactical Allocation Blended Index
	Ben Nastou	MSCI World Index (gross div) Bloomberg Barclays Global Aggregate Bond Index Hedged Lipper Mixed-Asset Target Allocation Conservative Funds
	Robert Persons	Bloomberg Barclays Global Aggregate Credit Bond Index
	Natalie Shapiro	MSCI World Index (gross div) Bloomberg Barclays Global Aggregate Bond Index Hedged Lipper Mixed-Asset Target Allocation Conservative Funds
	Robert Spector	Bloomberg Barclays Global Aggregate Bond Index
	Benjamin Stone	MFS Global Tactical Allocation Blended Index
	Erik Weisman	Bloomberg Barclays Global Aggregate Bond Index Hedged
1 Information is as of October 1, 2017.

Additional or different benchmarks, including versions and components of indices, custom indices, and linked indices that combine performance of different indices for different portions of the time period, may also be used.  Consideration is given to portfolio performance over one, three, and five years with emphasis placed on the longer periods.  For portfolio managers who have served for more than five years, additional longer-term performance periods are also considered.  For portfolio managers who have served for less than five years, performance periods are adjusted as appropriate.

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The qualitative portion is based on the results of an annual internal peer review process (conducted by other portfolio managers, analysts, and traders) and management's assessment of overall portfolio manager contributions to investor relations and the investment process (distinct from fund and other account performance). This performance bonus may be in the form of cash and/or a deferred cash award, at the discretion of management.  A deferred cash award is issued for a cash value and becomes payable over a three-year vesting period if the portfolio manager remains in the continuous employ of MFS or its affiliates.  During the vesting period, the value of the unfunded deferred cash award will fluctuate as though the portfolio manager had invested the cash value of the award in an MFS Fund(s) selected by the portfolio manager. A selected fund may be, but is not required to be, a fund that is managed by the portfolio manager.
Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process, and other factors.
Finally, portfolio managers also participate in benefit plans (including a defined contribution plan and health and other insurance plans) and programs available generally to other employees of MFS. The percentage such benefits represent of any portfolio manager's compensation depends upon the length of the individual's tenure at MFS and salary level, as well as other factors.
Ownership of Fund Shares
Because the Fund serves as an underlying investment vehicle for Contracts, the portfolio managers are not eligible to invest directly in the Fund.  Therefore, no portfolio manager owned shares of the Fund as of October 31, 2017.
Other Accounts
In addition to the Fund, each portfolio manager of the Fund is named as a portfolio manager of certain other accounts managed or subadvised by MFS or an affiliate.  Wholly-owned subsidiaries of registered investment companies are not considered separate accounts for purposes of number of accounts and total assets managed.  The number and assets of these accounts were as follows as of the Fund's fiscal year ended December 31, 2016:

Fund	Portfolio Manager	Category of Accounts Managed	Number of Accounts	Total Assets

MFS Global Tactical Allocation Portfolio	Ben Nastou	Registered Investment Companies[1]	5	$2.0 billion
		Other Pooled Investment Vehicles	2	$88.2 million
		Other Accounts	0	Not Applicable
	Benjamin Stone	Registered Investment Companies[1]	9	$31.5 billion
		Other Pooled Investment Vehicles	8	$9.9 billion
		Other Accounts	37	$10.9 billion
	Erik Weisman	Registered Investment Companies[1]	8	$6.0 billion
		Other Pooled Investment Vehicles	4	$2.9 billion
		Other Accounts	1	$339.1 million
	Jonathan Sage	Registered Investment Companies[1]	29	$26.6 billion
		Other Pooled Investment Vehicles	19	$4.3 billion
		Other Accounts	44	$13.0 billion
	Natalie Shapiro	Registered Investment Companies[1]	5	$2.0 billion
		Other Pooled Investment Vehicles	2	$88.2 million
		Other Accounts	0	Not Applicable
	Nevin Chitkara	Registered Investment Companies[1]	17	$67.4 billion
		Other Pooled Investment Vehicles	8	$6.7 billion
		Other Accounts	40	$19.4 billion
	Pablo de la Mata	Registered Investment Companies[1]	9	$31.5 billion
		Other Pooled Investment Vehicles	8	$9.9 billion
		Other Accounts	37	$10.9 billion
	Pilar Gomez-Bravo	Registered Investment Companies[1]	5	$4.2 billion
		Other Pooled Investment Vehicles	4	$2.8 billion
		Other Accounts	1	$339.1 million
	Richard Hawkins	Registered Investment Companies[1]	11	$19.5 billion
		Other Pooled Investment Vehicles	5	$3.8 billion
		Other Accounts	2	$369.8 million
	Robert Persons	Registered Investment Companies[1]	13	$16.7 billion
		Other Pooled Investment Vehicles	8	$4.3 billion
		Other Accounts	3	$448.1 million

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	Fund	Portfolio Manager	Category of Accounts Managed	Number of Accounts	Total Assets
		Robert Spector	Registered Investment Companies[1]	4	$3.8 billion
			Other Pooled Investment Vehicles	9	$4.7 billion
			Other Accounts	50	$1.9 billion
		Steven Gorham	Registered Investment Companies[1]	16	$67.4 billion
			Other Pooled Investment Vehicles	8	$6.7 billion
			Other Accounts	40	$19.4 billion
		Vipin Narula[2] (Became a Portfolio Manager of the Fund on October 1, 2017)	Registered Investment Companies[1]	2	$2.9 billion
			Other Pooled Investment Vehicles	6	$4.1 billion
			Other Accounts	21	$8.3 billion

[1]	Includes the Fund.
[2]	Account information is as of October 31, 2017.

With respect to the accounts identified in the table above, Mr. De La Mata manages two other accounts with assets totaling $551.4 million and Mr. Stone manages two other accounts with assets totaling $551.4 million, respectively, for which the advisory fees are based in part on the performance of the accounts. Performance fees for any particular account are paid to MFS, not the portfolio manager, and the portfolio manager's compensation is not determined by reference to the level of performance fees received by MFS.

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